Events after reporting period	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Events after reporting period
50.	Events after the reporting period
(a) The controlling
company decided to acquire and retire treasury stocks that worth
~~W~~
150
billion through a resolution of the Board of Directors on February 8, 2024, in order to enhance shareholder value.
(b) The FSS commenced an investigation regarding incomplete sales related to the sale of the Hong Kong H-Index-based equity linked trust(ELT). Based on the preliminary investigation results, the FSS announced specific dispute resolution criteria on March 11, 2024, to facilitate the early resolution of disputes between sellers and investors by distinguishing between seller factors and investor factors. On March 29, 2024, Shinhan Bank announced that its board of directors has resolved to initiate voluntary settlement process with the investors based on the guideline announced by the Financial Supervisory Service and began discussions with the investors starting April 2024. Depending on the results of the investigations and settlement negotiations with the investors, it is currently unclear to what extent we may be required to compensate the customers, which may cause us to suffer substantial losses or to record provisions for credit loss allowance to account for expected future losses.